Entity Wide Disclosures - Schedule of Revenues are Attributed to Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 1,894	$ 2,310
Germany [Member]
Revenues	631	519
Italy [Member]
Revenues	382	415
Belarus [Member]
Revenues	134	226
Brazil [Member]
Revenues	57	238
Other [Member]
Revenues	$ 690	$ 912